Income Tax (Details) - Schedule of Cumulative Net Operating Losses Carried Forward - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward from continuing operation	$ 1,269,073	$ 512,122	$ 490,150
PRC Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	1,262,629	508,737	445,060
HK Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation			45,090
Singapore Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	$ 6,444	$ 3,385